PROPERTY, PLANT AND EQUIPMENT (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 560,458	$ 378,630
Land not subject to depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	50,600	10,400
First Mint LLC [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 4,800	$ 4,600